Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through June 9, 2021, the date on which the condensed financial statements were available to be issued.
On June 9, 2021, the Company consummated the Business Combination with ARYA. ARYA was renamed to Nautilus Biotechnology, Inc. and the Company became a wholly owned subsidiary of New Nautilus. In addition, concurrently with the Closing Date and pursuant to the subscription agreement, PIPE Investors purchased an aggregate of 20,000,000 shares of New Nautilus Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $200 million and the Company received gross proceeds of approximately $145 million from ARYA, offset by approximately $18 million of transaction costs and underwriters’ fees relating to the closing of the Business Combination.
Subsequent Events
The Company has evaluated subsequent events through March 26, 2021, the date on which the financial statements were available to be issued.
In January and February 2021, the Company granted a total of $0.6 million stock option awards to employees under the 2017 Equity Incentive Plan. Generally, the stock option awards will vest over four years from the date of grant 25% of the award vesting after the first year with subsequent monthly vesting over the remaining period. These stock options for the fiscal year 2021 have a weighted average exercise price of $35.62 per share.
On February 7, 2021, the Company executed a definitive business combination (the “Business Combination”) agreement with ARYA Sciences Acquisition Corp. III (“ARYA”). As a result of the Business Combination, ARYA will be renamed to Nautilus Biotechnology, Inc. (“New Nautilus”), and the Company will become a wholly owned subsidiary of New Nautilus. Upon the completion of the Business Combination, the stockholders of the Company will exchange their interests in the Company for shares of common stock of New Nautilus and awards issued under the Company’s existing equity incentive plans will be exchanged for awards issued under a new equity incentive plan to be adopted by New Nautilus. In addition, immediately after the completion of the Business Combination, certain investors have agreed to subscribe for the purchase an aggregate of $200 million of common stock of New Nautilus. The board of directors of both ARYA and the Company have approved the proposed transaction. Completion of the transaction, which is expected by the second quarter of 2021, is subject to approval of ARYA’s shareholders and the satisfaction or waiver of certain other customary closing conditions.